Consolidated Balance Sheets - USD ($)	Dec. 05, 2018	Dec. 31, 2017
Current assets:
Cash	$ 3,612	$ 828,555
Prepaid expenses and other current assets	807,171	272,165
Total current assets	810,783	1,100,720
Cash and marketable securities held in Trust Account	238,473,957	235,195,034
Total assets	239,284,740	236,295,754
Current liabilities:
Accounts payable	10,112,686	205,249
Accrued expenses	47,021	425,181
Accrued expenses - related parties	66,640	92,500
Note payable - related parties	338,700
Income tax payable	196,072
Franchise tax payable	67,288
Total current liabilities	10,828,407	722,930
Deferred underwriting commissions	8,050,000	8,050,000
Total liabilities	18,878,407	8,772,930
Commitments
Class A common stock, $0.0001 par value; 21,118,267 and 21,815,963 shares subject to possible redemption (at $10.20 per share) at December 5, 2018 and December 31, 2017, respectively	215,406,323	222,522,823
Liabilities and Stockholders’ Equity
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding at December 5, 2018 and December 31, 2017
Additional paid-in capital	12,433,404	5,316,974
Retained earnings (accumulated deficit)	(7,434,157)	(317,666)
Total stockholders’ equity	5,000,010	5,000,001
Total liabilities and stockholders’ equity	239,284,740	236,295,754
Common Class A [Member]
Liabilities and Stockholders’ Equity
Common stock	188	118
Common Class B [Member]
Liabilities and Stockholders’ Equity
Common stock	$ 575	$ 575